---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 OVERLAND
---------------------
 EXPRESS
---------------------
 SWEEP
---------------------
 FUND
---------------------

MARCH 31, 1998

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A                                                       3

PORTFOLIO OF INVESTMENTS                                                       5

OVERLAND EXPRESS SWEEP FUND

  Statement of Assets and Liabilities                                          9

  Statements of Operations                                                    10

  Statements of Changes in Net Assets                                         11

  Financial Highlights                                                        12

  Notes to Financial Statements                                               14

  Independent Auditors' Report                                                18

LIST OF ABBREVIATIONS                                                         19

PROXY VOTING RESULTS                                                          20
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                                     OVERLAND EXPRESS SWEEP FUND

--------------------
INVESTMENT ADVISER Q&A
OVERLAND EXPRESS SWEEP FUND

WHAT WAS THE SEVEN-DAY YIELD AS OF MARCH 31, 1998?

The seven-day yield for the Fund was 4.46% as of March 31, 1998.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

                                                           ---------------------

OVERLAND EXPRESS SWEEP FUND

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE FUND?

Commercial paper is the core investment, ranging from 40 to 50 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate bonds based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUND?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

---------------------
4

                                                     OVERLAND EXPRESS SWEEP FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 18.38%
$54,000,000  Barclays Bank Plc                                    5.90 %        10/22/98   $   53,983,546
 35,000,000  Bayerische Landersbank                               5.78          07/27/98       34,989,184
100,000,000  Branch Bank Plc                                      6.06          04/01/98      100,000,000
 40,000,000  Dresdner Bank                                        5.95          10/20/98       40,004,207
 75,000,000  PNC Bank                                             5.88          04/01/98       75,000,000
 55,000,000  Societe Generale                                     5.65          01/11/99       54,983,538
 60,000,000  Societe Generale                                     5.97          09/15/98       59,986,884
 28,000,000  Swiss Bank Corp                                      5.64          03/12/99       27,983,511
 30,000,000  Swiss Bank Corp                                      5.69          01/07/99       29,997,624
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  476,928,494

             COMMERCIAL PAPER - 41.50%
$70,000,000  Asset Securitization Cooperative Corp++              5.49 %(F)     06/17/98   $   69,178,025
 25,000,000  Asset Securitization Cooperative Corp++              5.55 (F)      04/14/98       24,949,896
 40,000,000  Bank of America                                      5.50 (F)      07/06/98       39,413,333
 25,000,000  Bankers Trust                                        5.63 (F)      05/13/98       24,835,792
 60,000,000  Cargill Financial Services Corp                      5.60 (F)      05/11/98       59,627,111
 50,000,000  Corporate Asset Funding Co++                         5.52 (F)      05/12/98       49,685,667
 30,000,000  Corporate Receivables Corp++                         5.54 (F)      05/14/98       29,801,483
 38,225,000  Falcon Asset Securitization Corp++                   5.54 (F)      05/11/98       37,989,704
 25,000,000  Fleet Funding Corp++                                 5.55 (F)      04/09/98       24,969,167
 50,000,000  General Electric Capital Corp                        5.53 (F)      04/08/98       49,946,236
 50,000,000  General Motors Acceptance Corp                       5.54 (F)      04/14/98       49,899,972
 40,000,000  Goldman & Sachs Co                                   5.54 (F)      04/06/98       39,969,222
 50,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98       49,738,389
 40,000,000  Merrill Lynch & Co                                   5.55 (F)      04/16/98       39,907,500
 40,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98       39,864,333
 50,000,000  Monte Rosa Capital Corp++                            5.48 (F)      04/23/98       49,832,556
 20,000,000  New Center Asset Trust                               5.38 (F)      08/17/98       19,587,533
 50,000,000  New Center Asset Trust                               5.43 (F)      04/22/98       49,841,625
 80,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       79,926,000
 35,418,000  Receivables Capital Corp                             5.55 (F)      04/14/98       35,347,016
 75,500,000  Sigma Finance Inc                                    5.39 (F)      08/24/98       73,860,916

                                                           ---------------------

OVERLAND EXPRESS SWEEP FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$43,000,000  Sigma Finance Inc                                    5.44 %(F)     07/06/98   $   42,376,213
 77,000,000  Unifunding Corp                                      5.43 (F)      04/20/98       76,779,331
 20,000,000  Union Bank of CA                                     5.52 (F)      09/11/98       19,500,134
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,076,827,154

             CORPORATE BONDS - 10.03%
$42,000,000  Australia & New Zealand Bank Group                   5.52 %        07/28/98   $   41,992,469
 25,000,000  CIT Group Holdings                                   5.57          01/27/99       24,983,507
 33,420,000  CIT Group Holdings                                   6.13          09/01/98       33,447,190
 50,000,000  Comerica Bank                                        5.63          09/17/98       49,989,791
 30,000,000  First National Bank of Chicago                       5.63          03/16/99       29,984,876
 40,000,000  Huntington National Bank                             5.64          08/28/98       39,994,173
 40,000,000  Morgan Guaranty Bank                                 5.71          01/08/99       39,988,256
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  260,380,262

             SHORT-TERM FEDERAL AGENCIES - 0.31%
$ 8,000,000  Federal Farm Credit Bank                             5.75 %        09/11/98   $    7,996,988

             VARIABLE AND FLOATING RATE BONDS - 14.37%
$30,000,000  American Express Co                                  5.66 %        05/08/98   $   30,000,000
 60,000,000  Bank of America N.A.                                 5.65          04/16/98       59,998,807
 53,000,000  Bode Group Holdings                                  5.60          05/22/98       52,994,995
 50,000,000  Comerica Bank                                        5.77          12/14/98       49,993,382
 80,000,000  FCC National Bank                                    5.60          06/11/98       79,987,980
 50,000,000  Huntington National Bank                             5.73          12/17/98       50,000,000
 50,000,000  Strategic Money Fund                                 5.69          03/05/99       50,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  372,975,164

------------------------
6

                                                     OVERLAND EXPRESS SWEEP FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 15.41%
$214,866,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $  214,866,000
 85,000,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98       85,000,000
 73,097,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98       73,097,000
 26,961,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98       26,961,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  399,924,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,595,032,062)* (Note 1)                         100.00%               $2,595,032,062
              Other Assets and Liabilities, Net                         0.00%                     (122,217)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,594,909,845
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
8

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                   OVERLAND
                                                    EXPRESS
                                                 SWEEP FUND
-----------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost
    (includes repurchase agreements of
    $399,924,000)                            $2,595,032,062
  Cash                                                1,594
Receivables:
  Interest                                       11,510,222
Prepaid expenses                                      1,450
TOTAL ASSETS                                  2,606,545,328

LIABILITIES
Payables:
  Distribution to shareholders                    8,964,099
  Due to sponsor and distributor (Note
    2)                                              681,840
  Due to adviser (Note 2)                         1,880,931
  Other                                             108,613
TOTAL LIABILITIES                                11,635,483
TOTAL NET ASSETS                             $2,594,909,845

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets                                   $2,594,909,845
Shares outstanding                            2,595,478,027
Net asset value and offering price per
  share                                      $         1.00
-----------------------------------------------------------

     AT MARCH 31, 1998, NET ASSETS WERE COMPRISED PREDOMINATELY OF PAID-IN-CAPITAL.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                              OVERLAND EXPRESS SWEEP FUND
                                             ----------------------------
                                                 FOR THE
                                                   THREE
                                                  MONTHS          FOR THE
                                                   ENDED       YEAR ENDED
                                               MARCH 31,         DEC. 31,
                                                    1998         1997 (1)
-------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $35,532,093     $119,573,333
TOTAL INVESTMENT INCOME                       35,532,093      119,573,333

EXPENSES (NOTE 2)
  Advisory fees                                2,783,980        5,540,534
  Administration fees                            409,092        1,211,007
  Custody fees                                   104,821          359,885
  Shareholder servicing fees                   1,855,987        6,951,112
  Portfolio accounting fees                      138,896          485,037
  Transfer agency fees                           618,662          510,100
  Distribution fees                            1,855,987       11,332,851
  Legal and audit fees                            28,109          158,370
  Other                                           28,572          102,597
TOTAL EXPENSES                                 7,824,106       26,651,493
Less:
  Waived fees and reimbursed expenses           (104,602)        (362,061)
Net Expenses                                   7,719,504       26,289,432
NET INVESTMENT INCOME                         27,812,589       93,283,901
Net realized gain (loss) on sale of
  investments                                      6,512           (8,595)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $27,819,101     $ 93,275,306
-------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM CASH INVESTMENT TRUST PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
10

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                         OVERLAND EXPRESS SWEEP FUND
                                             -------------------------------------------------------
                                                                         FOR THE             FOR THE
                                               FOR THE THREE          YEAR ENDED          YEAR ENDED
                                                MONTHS ENDED            DEC. 31,            DEC. 31,
                                              MARCH 31, 1998            1997 (1)            1996 (1)
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    27,812,589     $    93,283,901     $    55,913,517
  Realized gain (loss) on sale of
    investments                                        6,512              (8,595)            136,401
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   27,819,101          93,275,306          56,049,918

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                       (27,812,589)        (93,283,901)        (55,913,517)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                      1,536,002,681       5,854,849,943       4,856,143,166
Reinvestment of dividends                              1,188               5,474               4,923
Cost of shares redeemed                       (1,897,190,623)     (4,901,482,140)     (4,062,742,186)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                    (361,186,754)        953,373,277         793,405,903
INCREASE (DECREASE) IN NET ASSETS               (361,180,242)        953,364,682         793,542,304

NET ASSETS:
  Beginning net assets                         2,956,090,087       2,002,725,405       1,209,183,101
  ENDING NET ASSETS                          $ 2,594,909,845     $ 2,956,090,087     $ 2,002,725,405
Shares issued and redeemed at constant $1.00 NAV
----------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM CASH INVESTMENT TRUST PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                OVERLAND EXPRESS
                                                      SWEEP FUND
                                          ----------------------
                                               THREE
                                              MONTHS
                                          ENDED MAR.  YEAR ENDED
                                                 31,    DEC. 31,
                                            1998 (2)        1997
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00        $1.00
                                          ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.01         0.04
LESS DISTRIBUTIONS:
Dividends from net investment income          (0.01 )      (0.04)
                                          ----------  ----------
NET ASSET VALUE, END OF PERIOD                $1.00        $1.00
                                          ----------  ----------
                                          ----------  ----------
TOTAL RETURN                                  1.11%        4.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)        $2,594,910  $2,956,090
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets (1)                                1.25%        1.24%
  Ratio of net investment income to
    average net assets (1)                    4.49%        4.40%
----------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (1)                                1.26%        1.26%
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses (1)            4.48%        4.38%
----------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            OVERLAND EXPRESS
                                                          SWEEP FUND (CONT.)
                              ----------------------------------------------
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1996        1995        1994        1993
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.04        0.05        0.03        0.02
LESS DISTRIBUTIONS:
Dividends from net
  investment income                (0.04)      (0.05)      (0.03)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN                       4.29%       4.80%       3.11%       1.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,002,725  $1,209,183    $812,559    $528,072
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets (1)         1.24%       1.25%       1.25%       1.25%
  Ratio of net investment
    income to average net
    assets (1)                     4.20%       4.70%       2.92%       1.67%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses (1)                     1.26%       1.28%       1.33%       1.31%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses (1)                     4.18%       4.67%       2.84%       1.61%
----------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Overland Express Sweep Fund (the "Fund"), a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Company's Overland Express Sweep Fund was established to acquire all of the assets and assume all of the liabilities of the Overland Sweep Fund (the "Predecessor Fund") of Overland Express Funds, Inc. The acquisition was accomplished in a tax-free exchange for shares of the Fund. All performance and financial data for the Fund prior to December 15, 1997 refer to the Predecessor Fund.

At the time of the Consolidation, the Fund, structured as a "feeder" Fund in a "master-feeder" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio (the Cash Investment Trust Master Portfolio, "CIT"). CIT distributed all of its assets, net of its assumed liabilities, in-kind to its interestholders and wound up its affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997. For the period from January 1, 1997 to December 12, 1997, CIT allocated $112,389,468 of interest income and $5,866,521 of net expenses to the Predecessor Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

---------------------
14

                                                   NOTES TO FINANCIAL STATEMENTS

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998. The Fund has capital loss carryforwards of $548,956 and $8,595 which will expire in the years 2003 and 2005, respectively. The Company's Board of Directors intends to offset net capital gains with the capital loss carryforwards, and no capital gain distribution shall be made until the carryforwards have been fully utilized or expire.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.45% of the average daily net assets of the Fund. Prior to December 15, 1997, the Fund did not directly retain an investment adviser because it invested all of its assets in CIT which, in turn, retained WFB as investment adviser. Advisory fees were charged to CIT at an annual rate of 0.25% of its average daily net assets.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.0167% of the Fund's average daily net assets. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million. Prior to December 15, 1997, WFB was entitled to compensation for its custodial and portfolio accounting services to CIT at the same rates as listed above.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Fund. For the period from February 1, 1997 to December 15, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Fund. Prior to February 1, 1997, WFB was paid a per account fee plus other related costs with a minimum monthly fee of $3,000.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Fund. Prior to December 15, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.35% of the average daily net assets of the Fund.

---------------------
16

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. Prior to May 1, 1997, Stephens provided substantially the same services as sole administrator to the Fund. Under the previous agreement, Stephens was entitled to receive a monthly fee at the annual rate of 0.025% of the Fund's average daily net assets.

The Company has adopted a Distribution Plan on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.30% of the Fund's average daily net assets. Prior to December 15, 1997, the Plan provided that the Fund pay to Stephens up to 0.55% of its average daily net assets.

Under the contracts and agreements described above, WFB and Stephens may each voluntarily waive fees or reimburse expenses to the Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 126,256 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Fund was authorized to issue 3 billion shares of capital stock with a par value of $0.001 per share. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Overland Express Sweep Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statements of operations for the three months ended March 31, 1998, and the year ended December 31, 1997, the statements of changes in net assets for the three months ended March 31, 1998, and each of the years in the two-year period ended December 31, 1997, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Express Sweep Fund of Stagecoach Funds, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

---------------------
18

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Fund at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 SWEEP FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,229,016,781  20,991,827   92,664,208

---------------------
20

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC OEXSW ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds